Derivatives and Hedging - Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives [Abstract]
Other comprehensive income (loss) before reclassifications		$ (323)	$ 207	$ 873	$ 1,555
Amounts reclassified out of accumulated other comprehensive income	[1]	(172)	(721)	(1,380)	(1,335)
Other comprehensive income (loss), net		$ (495)	$ (514)	$ (507)	$ 220

[1]	Amounts of gains or losses reclassified from other comprehensive income or loss into profit or loss are recorded in cost of revenue and operating expenses.